Mortgage Servicing Rights	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights
Note 5— Mortgage Servicing Rights

The following table presents the activity in the Company’s mortgage servicing rights:

	Six months ended June 30,
	2013	2012
	(In Thousands)
Mortgage servicing rights at beginning of the period	$3,220	198
Additions	2,111	982
Amortization	(569)	(77)
Mortgage servicing rights at end of the period	4,762	1,103
Valuation allowance at end of period	—	—
Mortgage servicing rights at the end of the period, net	$4,762	1,103

The following table shows the estimated future amortization expense for mortgage servicing rights for the periods indicated:

		(In Thousands)
Estimate for the period ended December 31:	2013	$571
2014		981
2015		1,030
2016		891
2017		752
Thereafter		537
Total		$4,762

6)	Mortgage Servicing Rights

The following table presents the activity related to the Company’s mortgage servicing rights:

	Year ended December 31,
	2012	2011
	(In Thousands)
Mortgage servicing rights at beginning of the period	$198	$42
Additions	3,411	169
Amortization	(389)	(13)
Mortgage servicing rights at end of the period	3,220	198
Valuation allowance at end of period	-	-
Mortgage servicing rights at the end of the period, net	$3,220	$198

The following table shows the estimated future amortization expense for mortgage servicing rights at December 31, 2012 for the periods indicated:

		(In Thousands)
Estimate for the years ended December 31:	2013	890
	2014	747
	2015	603
	2016	459
	2017	316
	Thereafter	205
	Total	3,220